UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346)

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008 — June 30, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

Putnam VT High Yield Fund

SEMIANNUAL REPORT

June 30, 2008

Putnam VT High Yield Fund

Putnam Investments is pleased to provide this semiannual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are also pleased to announce that Robert L. Reynolds, a leader and visionary in the mutual fund industry, has joined the Putnam leadership team as President and Chief Executive Officer of Putnam Investments, effective July 1, 2008. Charles E. Haldeman, Jr., former President and CEO, will take on the role of Chairman of Putnam Investment Management, LLC, the firm’s fund management company.

Mr. Reynolds brings to Putnam substantial industry experience and an outstanding record of success. He was Vice Chairman and Chief Operating Officer at Fidelity Investments from 2000 to 2007, and President of Fidelity’s Institutional Retirement Group from 1996 to 2000. Mr. Reynolds’ appointment is another example of Putnam’s ongoing efforts to exceed our shareholders’ expectations.

INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital growth when consistent with achieving high current income

PORTFOLIO
Primarily high-yielding corporate bonds rated below investment grade

NET ASSET VALUE	June 30, 2008
Class IA	$6.76
Class IB	$6.71

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 6/30/08)	IA Shares*	IB Shares**

6 months	-0.23%	-0.39%
1 year	-0.89	-1.19
5 years	43.13	41.25
Annualized	7.44	7.15
10 years	50.00	46.77
Annualized	4.14	3.91
Life	359.49	342.91
Annualized	7.76	7.56

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Commencement of operations February 1, 1988.

**Commencement of operations April 30, 1998. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

CREDIT QUALITY
Aaa	3.45%	Ba	26.62%
A	0.42%	B	47.00%
Baa	2.87%	Other	19.64%

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

Early in 2008, the fixed-income markets continued to be driven primarily by credit concerns and liquidity shortfalls flowing from the crisis in lower-quality mortgages. In mid-March, the credit crisis peaked as leading investment bank Bear Stearns fell victim to the heightened fear of counterparty risk and the Fed was forced to organize a rescue. At the same time, the Fed took decisive action to add liquidity to the broader markets. The Fed’s actions proved something of a turning point as credit spreads narrowed and high-yield performance improved over much of the remainder of the period. However, in late June, weak economic data raised fears of deteriorating fundamentals going forward, causing high-yield bonds and other credit asset classes to give back some of their recent gains. The management team’s focus on higher-quality segments of the high-yield market helped reduce the negative impact of market turmoil, as the fund’s class IA shares delivered a loss of 0.23% at net asset value for the six months ended June 30, 2008.

Management’s emphasis on the energy sector, as well as its security selection within the sector, boosted fund returns, as many of these companies benefited from rising commodity prices. During the period, the fund increased its exposure to health-care-related issues, many of which were resistant to a slowing economy, and this helped performance as well. Management also continued to hold a position in floating-rate bank loans,

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which had been purchased at attractive yield levels. Floating-rate bank loans may present less credit risk than high-yield bonds due to their senior, or priority, repayment status among a company’s investors, and this exposure helped performance in the prevailing credit-sensitive environment. In terms of specific issues, a leading contributor to the fund’s performance was the bonds of oil exploration and production company Chesapeake Energy. In addition, the team’s decision to avoid the bonds of gaming company Harrah’s and auto parts company Delphi helped performance versus the benchmark. On the negative side versus the benchmark, the team’s decision to initially avoid mobile phone company Alltel held back returns, as the company’s debt was boosted by a takeover offer from Verizon.

Going forward, fund management intends to continue to position the portfolio somewhat defensively, as it appears that the impact of a weakening economy on issuer fundamentals may be expanding from housing and autos into other sectors such as airlines, media, and gaming. On the positive side, high-yield valuations, as represented by the yield spread these issues provide versus Treasury bonds, are attractive by historical standards. The team will continue to select individual securities based on rigorous credit analysis, while maintaining a diversified portfolio.

Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses

RISK COMPARISON

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund’s Morningstar Risk.

The fund’s Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its Morningstar category. The risk bar broadens the comparison by translating the fund’s Morningstar Risk into a percentile, which is based on the fund’s ranking among all funds rated by Morningstar as of June 30, 2008. A higher Morningstar Risk generally indicates that a fund’s monthly returns have varied more widely.

Morningstar determines a fund’s Morningstar Risk by assessing variations in the fund’s monthly returns — with an emphasis on downside variations — over a 3-year period, if available.Those measures are weighted and averaged to produce the fund’s Morningstar Risk.The information shown is provided for the fund’s class IB shares only; information for other classes may vary. Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2008 Morningstar, Inc. All Rights Reserved.The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGEMENT TEAM

The fund is managed by the Putnam Fixed-Income High-Yield Team. Paul Scanlon is the Portfolio Leader. Norman Boucher and Robert Salvin are the Portfolio Members. During the reporting period ended June 30, 2008, there were no changes to the management team. Listed below are the Putnam Funds managed by these team members, who may also manage other retail mutual fund counterparts to the Putnam VT Funds or other accounts advised by Putnam Management or an affiliate.

Name	Portfolio Leader	Portfolio Member

Norman Boucher	None	Floating Rate Income Fund
VT High Yield Fund
High Yield Advantage Fund

Robert Salvin	High Income Securities Fund	Convertible Income-Growth Trust
Floating Rate Income Fund
VT High Yield Fund
High Yield Advantage Fund

Paul Scanlon	VT High Yield Fund	VT Diversified Income Fund
	Floating Rate Income Fund	Master Intermediate Income Trust
	High Yield Advantage Fund	Premier Income Trust

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2008, to June 30, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended June 30, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 6/30/08		ENDED 6/30/08

	Class IA	Class IB	Class IA	Class IB

VT High Yield Fund
Expenses paid per $1,000	$3.63	$4.86	$3.67	$4.92
Ending value (after expenses)	$997.70	$996.10	$1,021.23	$1,019.99
Annualized expense ratio	0.73%	0.98%	0.73%	0.98%
Lipper peer group avg. expense ratio*	0.72%	0.97%	0.72%	0.97%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage service arrangements that may reduce subaccount expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund's expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal-year end data available for the peer group funds as of 6/30/08.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style,

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changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT High Yield Fund	55th	41st

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds.

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Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT High Yield Fund	24th (108)	11th (92)	15th (80)
Lipper VP (Underlying Funds) — High Current Yield Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the

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Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (June 30, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 6/30/08	period rank	period rank	period rank

Putnam VT High Yield Fund	31% (32/105)	12% (9/80)	38% (18/47)
Lipper VP (Underlying Funds) — High Current Yield Funds

Approval of the Sub-Management Contract between Putnam Management and Putnam Investments Limited and the Sub-Advisory Contract among Putnam Management, Putnam Investments Limited andThe Putnam Advisory Company

In May 2008, the Trustees approved a new sub-management contract between Putnam Management and PIL in respect of certain funds in Putnam Variable Trust, under which PIL’s London office would begin managing a separate portion of the assets of Putnam VT Global Asset Allocation Fund, in addition to several other funds in Putnam Variable Trust for which PIL’s London office already managed a separate portion of their assets. Also in May 2008, the Trustees approved a new sub-advisory contract among Putnam Management, PIL and PAC in respect of certain funds in Putnam Variable Trust, under which PAC’s Tokyo branch would begin providing non-discretionary investment services to Putnam VT International Equity Fund, and PAC’s Singapore branch would begin providing discretionary investment management services to Putnam VT International Equity Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Research Fund and Putnam VT Utilities Growth and Income Fund. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management contract in respect of certain funds in Putnam Variable Trust, effective May 15, 2008, and the sub-advisory contract in respect of certain funds in Putnam Variable Trust, effective June 30, 2008 for Putnam VT International Equity Fund and April 30, 2009 for the other funds in Putnam Variable Trust that will receive services from PAC.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of certain funds’ assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to the applicable funds.

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Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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Putnam VT High Yield Fund

The fund’s portfolio
6/30/08 (Unaudited)

CORPORATE BONDS AND NOTES (78.8%)*

	Principal amount	Value

Advertising and Marketing Services (0.3%)
Lamar Media Corp. company guaranty
7 1/4s, 2013 (S)	$1,035,000	$994,894
Lamar Media Corp. sr. unsec. sub.
notes Ser. C, 6 5/8s, 2015	330,000	300,300
		1,295,194

Automotive (3.3%)
Allison Transmission 144A company
guaranty 11s, 2015	1,095,000	980,025
ArvinMeritor, Inc. sr. unsec. notes
8 1/8s, 2015	385,000	302,225
Dana Corp. 5.85s, 2015	1,540,000	88,550
Ford Motor Co. notes 7.45s, 2031	1,285,000	748,513
Ford Motor Credit Co., LLC notes
7 7/8s, 2010	2,385,000	2,058,629
Ford Motor Credit Co., LLC sr. notes
9 7/8s, 2011	3,825,000	3,213,326
Ford Motor Credit Co., LLC sr. unsec.
notes 9 3/4s, 2010	978,000	844,150
Ford Motor Credit Co., LLC unsec.
notes 7 3/8s, 2009	1,370,000	1,247,767
General Motors Corp. sr. unsec. unsub.
notes 7.2s, 2011	3,250,000	2,502,500
Lear Corp. company guaranty
8 1/2s, 2013	1,315,000	1,086,519
Meritor Automotive, Inc. notes
6.8s, 2009	225,000	221,344
Tenneco Automotive, Inc. company
guaranty 8 5/8s, 2014 (S)	690,000	608,925
Tenneco Automotive, Inc. sec. notes
Ser. B, 10 1/4s, 2013	80,000	83,700
Tenneco, Inc. 144A sr. unsec. notes
8 1/8s, 2015	235,000	212,675
TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017	395,000	331,800
UCI Holdco, Inc. sr. unsec. notes FRN
10.276s, 2013 ‡‡	860,110	731,094
		15,261,742

Basic Materials (7.8%)
Airgas, Inc. 144A company
guaranty sr. sub. notes 7 1/8s, 2018	1,235,000	1,244,263
AK Steel Corp. company guaranty
7 3/4s, 2012	1,595,000	1,598,988
Aleris International, Inc. company
guaranty 10s, 2016	805,000	589,663
Aleris International, Inc. company
guaranty 9s, 2014 ‡‡	1,320,000	1,051,050
Algoma Acquisition Corp. 144A unsec.
notes 9 7/8s, 2015 (Canada)	300,000	285,000
ARCO Chemical Co. debs.
10 1/4s, 2010	715,000	722,150
Builders FirstSource, Inc. company
guaranty sr. sec. notes FRN 6.926s, 2012	1,255,000	853,400

CORPORATE BONDS AND NOTES (78.8%)* continued

Principal amount			Value

Basic Materials continued
Century Aluminum Co. company
guaranty 7 1/2s, 2014		$625,000	$618,750
Clondalkin Acquisition BV 144A
company guaranty sr. sec. notes FRN
4.776s, 2013 (Netherlands)		850,000	748,000
Compass Minerals International, Inc.
sr. disc. notes Ser. B, 12s, 2013		326,000	343,115
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes 8 3/8s, 2017		2,985,000	3,156,638
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes 8 1/4s, 2015		1,490,000	1,538,425
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes FRN
5.883s, 2015 (S)		535,000	535,127
Georgia-Pacific Corp. debs.
9 1/2s, 2011		1,100,000	1,117,875
Gerdau Ameristeel Corp. sr. notes
10 3/8s, 2011 (Canada)		1,475,000	1,532,156
Hercules, Inc. company guaranty
6 3/4s, 2029		1,600,000	1,552,000
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014		900,000	814,500
Huntsman International, LLC company
guaranty sr. unsec. sub. notes
7 7/8s, 2014		1,080,000	988,200
Huntsman, LLC company guaranty
11 5/8s, 2010		4,000	4,130
International Paper Co. bonds
7.4s, 2014		870,000	870,307
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012		340,000	296,650
Metals USA, Inc. sec. notes
11 1/8s, 2015		1,425,000	1,482,000
Momentive Performance Materials, Inc.
company guaranty sr. unsec. notes
9 3/4s, 2014 (S)		2,705,000	2,312,775
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016		895,000	953,175
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014		200,000	209,000
NewPage Corp. company guaranty
10s, 2012		1,275,000	1,290,938
NewPage Holding Corp. sr. notes
FRN 9.986s, 2013 ‡‡		422,654	407,861
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011 (Canada)		1,215,000	1,032,750
Novelis, Inc. company guaranty
7 1/4s, 2015		1,770,000	1,672,650
Rockwood Specialties Group, Inc.
company guaranty 7 5/8s, 2014	EUR	770,000	1,102,320
Smurfit-Stone Container
Enterprises, Inc. sr. unsec. unsub.
notes 8s, 2017		$910,000	728,000

11

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Basic Materials continued
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015	$2,095,000	$2,005,963
Steel Dynamics, Inc. 144A sr. notes
7 3/8s, 2012	240,000	240,000
Stone Container Corp. sr. notes
8 3/8s, 2012	650,000	570,375
Tube City IMS Corp. company guaranty
9 3/4s, 2015	1,085,000	1,000,913
Ucar Finance, Inc. company guaranty
10 1/4s, 2012	27,000	27,945
Verso Paper Holdings, LLC/ Verso
Paper, Inc. company guaranty
11 3/8s, 2016	625,000	592,188
		36,089,240

Broadcasting (2.1%)
Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	215,000	129,000
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	2,435,000	2,282,813
DirecTV Holdings, LLC 144A sr. notes
7 5/8s, 2016	365,000	359,525
Echostar DBS Corp. company guaranty
7s, 2013	1,080,000	1,028,700
Echostar DBS Corp. company guaranty
6 5/8s, 2014	250,000	231,250
Echostar DBS Corp. sr. notes
6 3/8s, 2011	2,300,000	2,219,500
Ion Media Networks, Inc. 144A sr. sec.
notes 8.963s, 2013	680,000	438,600
Ion Media Networks, Inc. 144A sr. sec.
notes 5.963s, 2012	820,000	697,000
Sirius Satellite Radio, Inc. sr. unsec.
notes 9 5/8s, 2013	1,265,000	1,024,650
Univision Communications, Inc. 144A
company guaranty unsec. notes
9 3/4s, 2015 ‡‡	795,000	584,325
Young Broadcasting, Inc. company
guaranty 10s, 2011	847,000	474,320
Young Broadcasting, Inc. sr. sub. notes
8 3/4s, 2014	290,000	162,400
		9,632,083

Building Materials (0.9%)
Associated Materials, Inc. company
guaranty 9 3/4s, 2012	1,675,000	1,658,250
NTK Holdings, Inc. sr. disc. notes
zero %, 2014	1,545,000	702,975
Texas Industries, Inc. sr. unsec. notes
7 1/4s, 2013	520,000	517,400

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Building Materials continued
THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. sub. notes
8 1/2s, 2014	$1,870,000	$1,196,800
THL Buildco, Inc. (Nortek
Holdings, Inc.) 144A sr. sec. notes
10s, 2013	255,000	243,525
		4,318,950

Cable Television (2.3%)
Adelphia Communications Corp.
zero %, 2009	80,000	6,600
Adelphia Communications Corp.
zero %, 2009	140,000	11,900
Adelphia Communications Corp.
zero %, 2008	130,000	10,400
Adelphia Communications Corp.
escrow zero %, 2009	755,000	62,288
Adelphia Communications Corp.
escrow bonds zero %, 2010	290,000	23,925
Atlantic Broadband Finance, LLC
company guaranty 9 3/8s, 2014	520,000	478,400
Cablevision Systems Corp. sr. notes
Ser. B, 8s, 2012	425,000	401,625
CCH I Holdings, LLC company
guaranty 12 1/8s, 2015	15,000	9,038
CCH I, LLC sec. notes 11s, 2015	3,349,000	2,482,446
CCH II, LLC sr. unsec. notes
10 1/4s, 2010	1,700,000	1,644,750
CCH II, LLC sr. unsec. notes Ser. B,
10 1/4s, 2010	2,045,000	1,973,425
CSC Holdings, Inc. sr. notes
6 3/4s, 2012	1,170,000	1,099,800
CSC Holdings, Inc. sr. notes Ser. B,
7 5/8s, 2011	700,000	686,000
NTL Cable PLC sr. notes 9 1/8s, 2016
(United Kingdom) (S)	580,000	543,750
Rainbow National Services, LLC 144A
sr. notes 8 3/4s, 2012	1,345,000	1,365,175
		10,799,522

Capital Goods (6.2%)
Alliant Techsystems, Inc. sr. sub. notes
6 3/4s, 2016	645,000	625,650
Allied Waste North America, Inc.
sec. notes 6 1/2s, 2010	700,000	700,000
Baldor Electric Co. company guaranty
8 5/8s, 2017	385,000	385,963
BBC Holding Corp. sr. notes
8 7/8s, 2014	970,000	839,050
Berry Plastics Corp. company guaranty
sr. sec. notes FRN 7.568s, 2015	700,000	670,250
Blount, Inc. sr. sub. notes 8 7/8s, 2012	790,000	790,000

12

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount		Value

Capital Goods continued
Bombardier, Inc. 144A sr. unsec.
notes FRN 7.981s, 2013 (Canada)	EUR	715,000	$1,124,702
Crown Americas, LLC/Crown
Americas Capital Corp. sr. notes
7 5/8s, 2013		$874,000	871,815
General Cable Corp. company
guaranty sr. unsec. notes FRN
5.073s, 2015		1,250,000	1,109,375
Greenbrier Cos., Inc. company
guaranty 8 3/8s, 2015		755,000	719,138
Hawker Beechcraft
Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		1,090,000	1,090,000
Hawker Beechcraft
Acquisition Co., LLC sr. unsec.
notes 8 7/8s, 2015 ‡‡		830,000	834,150
Hexcel Corp. sr. sub. notes
6 3/4s, 2015		1,825,000	1,774,813
L-3 Communications Corp. company
guaranty 7 5/8s, 2012 (S)		640,000	646,400
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015		1,510,000	1,411,850
L-3 Communications Corp. company
guaranty sr. unsec. sub. notes
6 1/8s, 2014		10,000	9,375
Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)		2,690,000	3,024,553
Manitowoc Co., Inc. (The) sr. notes
7 1/8s, 2013		845,000	802,750
Moog, Inc. 144A sr. sub. notes
7 1/4s, 2018		245,000	242,550
Owens-Brockway Glass
Container, Inc. company guaranty
6 3/4s, 2014	EUR	255,000	368,668
RBS Global, Inc. / Rexnord Corp.
company guaranty 9 1/2s, 2014		$1,975,000	1,905,875
Ryerson Tull, Inc. 144A sec. notes
12s, 2015		1,145,000	1,136,413
TD Funding Corp. company
guaranty 7 3/4s, 2014		1,580,000	1,560,250
Tekni-Plex, Inc. sec. notes
10 7/8s, 2012		1,185,000	1,202,775
Terex Corp. company guaranty
7 3/8s, 2014		1,875,000	1,846,875
Titan International, Inc. company
guaranty 8s, 2012		2,060,000	2,018,800
WCA Waste Corp. company
guaranty 9 1/4s, 2014		910,000	912,275
			28,624,315

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount		Value

Coal (1.4%)
Arch Western Finance, LLC sr. notes
6 3/4s, 2013		$2,355,000	$2,307,900
Massey Energy Co. sr. notes
6 5/8s, 2010		1,845,000	1,845,000
Peabody Energy Corp. company
guaranty 7 3/8s, 2016 (S)		2,165,000	2,159,588
			6,312,488

Communication Services (7.0%)
American Tower Corp. sr. notes
7 1/2s, 2012		590,000	595,900
American Tower Corp. 144A
sr. notes 7s, 2017 (S)		725,000	717,750
BCM Ireland Finance Ltd. 144A
FRN 9.856s, 2016 (Cayman Islands)	EUR	440,000	637,520
Centennial Cellular
Operating Co., LLC company
guaranty 10 1/8s, 2013		$715,000	736,450
Centennial Communications Corp.
sr. notes 10s, 2013		195,000	197,925
Centennial Communications Corp.
sr. unsec. notes FRN 8.448s, 2013		885,000	854,025
Cincinnati Bell, Inc. company
guaranty 7s, 2015		520,000	484,900
Citizens Communications Co. notes
9 1/4s, 2011		1,075,000	1,112,625
Cricket Communications, Inc.
company guaranty 9 3/8s, 2014 (S)		1,840,000	1,771,000
Cricket Communications, Inc.
company guaranty sr. unsec. notes
Ser. *, 9 3/8s, 2014		185,000	178,063
Digicel Group, Ltd. 144A sr. unsec.
notes 8 7/8s, 2015 (Jamaica)		810,000	764,438
Digicel, Ltd. 144A sr. unsec. unsub.
notes 9 1/4s, 2012 (Jamaica)		1,430,000	1,471,113
Inmarsat Finance PLC company
guaranty stepped-coupon zero %
(10 3/8s, 11/15/08), 2012
(United Kingdom) ††		1,754,000	1,771,540
Intelsat Bermuda, Ltd. company
guaranty sr. unsec. notes 11 1/4s,
2016 (Bermuda)		2,665,000	2,701,644
Intelsat Intermediate
Holding Co., Ltd. company
guaranty stepped-coupon zero %
(9 1/4s, 2/1/10), 2015 (Bermuda) ††		625,000	503,125
iPCS, Inc. company guaranty sr. sec.
notes FRN 4.998s, 2013		500,000	450,000
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014		1,375,000	1,251,250
Level 3 Financing, Inc. company
guaranty 8 3/4s, 2017		790,000	679,400
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		2,175,000	2,093,438

13

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (78.8%)* continued

		Principal amount	Value

Communication Services continued
Nordic Telephone Co. Holdings ApS
144A sr. sec. bond 8 7/8s, 2016
(Denmark)		$260,000	$254,800
PAETEC Holding Corp. company
guaranty sr. unsec. unsub. notes
9 1/2s, 2015		650,000	599,625
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014		1,965,000	1,866,750
Qwest Corp. sr. unsec. unsub.
notes 8 7/8s, 2012		2,140,000	2,182,800
Qwest Corp. sr. unsec. unsub.
notes 7 1/4s, 2025		555,000	491,175
Rural Cellular Corp. sr. unsec. notes
9 7/8s, 2010		405,000	412,088
Rural Cellular Corp. sr. unsec. sub.
FRN 8.623s, 2012		330,000	332,475
Rural Cellular Corp. sr. unsec. sub.
notes FRN 5.682s, 2013		700,000	708,750
Syniverse Technologies, Inc. sr. sub.
notes Ser. B, 7 3/4s, 2013		1,165,000	1,095,100
Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014		605,000	618,613
West Corp. company guaranty
11s, 2016		390,000	329,550
West Corp. company guaranty
9 1/2s, 2014		715,000	643,500
Wind Aquisition Fin. SA notes
9 3/4s, 2015 (Netherlands)	EUR	555,000	878,440
Windstream Corp. company
guaranty 8 5/8s, 2016		$2,035,000	2,029,913
Windstream Corp. company
guaranty 8 1/8s, 2013		1,065,000	1,062,338
			32,478,023

Consumer (0.7%)
Jostens IH Corp. company guaranty
7 5/8s, 2012		2,060,000	2,023,950
Yankee Acquisition Corp. company
guaranty Ser. B, 8 1/2s, 2015 (S)		1,665,000	1,298,700
			3,322,650

Consumer Goods (1.3%)
Church & Dwight Co., Inc. company
guaranty 6s, 2012		1,035,000	993,600
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014		860,000	806,250
Jarden Corp. company guaranty
7 1/2s, 2017 (S)		1,055,000	917,850
Prestige Brands, Inc. sr. sub. notes
9 1/4s, 2012		1,408,000	1,408,000

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount		Value

Consumer Goods continued
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015		$1,850,000	$1,165,500
Spectrum Brands, Inc. company
guaranty sr. unsec. sub. notes
stepped-coupon 11 1/2s (12s,
10/2/08), 2013 †† ‡‡		1,015,000	832,300
			6,123,500

Consumer Services (—%)
United Rentals NA, Inc. company
guaranty 6 1/2s, 2012		30,000	27,000

Energy (Oil Field) (2.9%)
CHC Helicopter Corp. sr. sub. notes
7 3/8s, 2014 (Canada)		1,855,000	1,924,563
Complete Production Services, Inc.
company guaranty 8s, 2016		1,160,000	1,158,550
Dresser-Rand Group, Inc. company
guaranty 7 3/8s, 2014		161,000	158,988
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016		1,950,000	1,998,750
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014		555,000	532,800
Inergy LP/Inergy Finance Corp.
sr. unsec. notes 6 7/8s, 2014		2,020,000	1,878,600
Key Energy Services, Inc. 144A
sr. notes 8 3/8s, 2014		670,000	683,400
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013		1,065,000	1,025,063
Oslo Seismic Services, Inc. 1st mtge.
8.28s, 2011		592,689	618,532
Pacific Energy Partners/Pacific
Energy Finance Corp. sr. notes
7 1/8s, 2014	EUR	755,000	761,357
Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014		$810,000	807,975
Stallion Oilfield Services/Stallion
Oilfield Finance Corp. 144A
sr. unsec. notes 9 3/4s, 2015		2,020,000	1,727,100
			13,275,678

Entertainment (1.4%)
AMC Entertainment, Inc. company
guaranty 11s, 2016		744,000	736,560
Avis Budget Car Rental, LLC
company guaranty 7 3/4s, 2016		1,020,000	782,850
Avis Budget Car Rental, LLC
company guaranty 7 5/8s, 2014 (S)		685,000	548,000
Cinemark, Inc. sr. disc. notes
stepped-coupon zero % (9 3/4s,
3/15/09), 2014 ††		1,045,000	992,750
Hertz Corp. company guaranty
8 7/8s, 2014 (S)		1,325,000	1,212,375
Marquee Holdings, Inc. sr. disc.
notes 12s, 2014		1,275,000	1,000,875

14

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Entertainment continued
Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010	$245,000	$242,550
Universal City Florida Holding Co.
sr. unsec. notes FRN 7.623s, 2010	780,000	752,700
		6,268,660

Financial (3.0%)
E*Trade Financial Corp. sr. unsec. notes
8s, 2011	820,000	754,400
GMAC, LLC sr. unsec. unsub. notes
7 3/4s, 2010	4,025,000	3,441,902
GMAC, LLC sr. unsec. unsub. notes
7s, 2012	625,000	436,580
GMAC, LLC sr. unsec. unsub. notes
6 7/8s, 2012 (S)	3,685,000	2,523,403
GMAC, LLC sr. unsec. unsub. notes
6 3/4s, 2014 (S)	3,734,000	2,466,102
GMAC, LLC sr. unsec. unsub. notes
6 5/8s, 2012	110,000	74,591
GMAC, LLC sr. unsec. unsub. notes
FRN 4.882s, 2014	209,000	137,384
HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	335,000	274,700
HUB International Holdings, Inc. 144A
sr. unsec. unsub. notes 9s, 2014	240,000	217,200
Lender Processing Services, Inc. 144A
sr. unsec. notes 8 1/8s, 2016	610,000	610,763
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	400,000	402,000
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	920,000	878,600
Liberty Mutual Group 144A company
guaranty FRB 10 3/4s, 2058	525,000	512,084
Nuveen Investments, Inc. 144A
sr. notes 10 1/2s, 2015	725,000	668,813
Rouse Co LP/TRC Co-Issuer Inc.
144A sr. notes 6 3/4s, 2013 (R)	135,000	121,639
USI Holdings Corp. 144A sr. unsec.
notes FRN 6.551s, 2014	215,000	179,525
		13,699,686

Food (0.8%)
Archibald Candy Corp. company
guaranty 10s, 2008 (In default) (F) †	176,170	2,588
Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014	1,165,000	949,475
Chiquita Brands International, Inc.
sr. unsec. unsub. notes 8 7/8s, 2015	205,000	179,375
Dean Foods Co. company guaranty
7s, 2016	850,000	737,375
Del Monte Corp. sr. sub. notes
8 5/8s, 2012	1,305,000	1,324,575
Pinnacle Foods Finance LLC sr. sub.
notes 10 5/8s, 2017	650,000	520,000
		3,713,388

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Gaming & Lottery (3.0%)
Boyd Gaming Corp. sr. sub. notes
7 1/8s, 2016	$1,125,000	$829,688
Boyd Gaming Corp. sr. sub. notes
6 3/4s, 2014	1,265,000	974,050
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015	1,445,000	1,275,213
MGM Mirage, Inc. company guaranty
8 1/2s, 2010	1,665,000	1,644,188
MGM Mirage, Inc. company guaranty
6s, 2009	1,735,000	1,706,806
Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes
7 1/2s, 2015	1,275,000	975,375
Pinnacle Entertainment, Inc. sr. sub.
notes 8 1/4s, 2012	1,225,000	1,203,563
Station Casinos, Inc. sr. notes 6s, 2012	1,615,000	1,283,925
Tropicana Entertainment, LLC sr. sub.
notes 9 5/8s, 2014 (In default) †	960,000	456,000
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s, 2015	2,785,000	1,733,663
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014 (S)	1,789,000	1,636,935
		13,719,406

Health Care (7.6%)
Accellent, Inc. company guaranty
10 1/2s, 2013	1,355,000	1,239,825
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015	2,320,000	2,334,500
DaVita, Inc. company guaranty
6 5/8s, 2013	1,350,000	1,296,000
Elan Finance PLC/Elan Finance Corp.
company guaranty 7 3/4s, 2011 (Ireland)	1,700,000	1,672,375
HCA, Inc. company guaranty sr. sec.
notes 9 5/8s, 2016 ‡‡	1,995,000	2,054,850
HCA, Inc. sr. sec. notes 9 1/4s, 2016	2,335,000	2,405,050
HCA, Inc. sr. sec. notes 9 1/8s, 2014	1,575,000	1,610,438
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	225,000	221,625
HCA, Inc. sr. unsec. notes 6 3/8s, 2015	520,000	431,600
HCA, Inc. sr. unsec. notes 5 3/4s, 2014	555,000	462,038
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	1,560,000	1,365,000
IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014	100,000	101,000
Omnicare, Inc. company guaranty
6 3/4s, 2013	90,000	84,600
Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	255,000	233,325
Psychiatric Solutions, Inc. company
guaranty 7 3/4s, 2015	1,275,000	1,262,250
Select Medical Corp. company
guaranty 7 5/8s, 2015	1,445,000	1,267,988
Service Corporation International
debs. 7 7/8s, 2013	688,000	682,840

15

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Health Care continued
Service Corporation International
sr. notes 7s, 2017	$1,050,000	$1,002,750
Service Corporation International
sr. unsec. unsub. notes 6 3/4s, 2016	1,160,000	1,099,100
Stewart Enterprises, Inc. sr. notes
6 1/4s, 2013	1,785,000	1,695,750
Sun Healthcare Group, Inc. company
guaranty sr. unsec. unsub. notes
9 1/8s, 2015	980,000	980,000
Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	1,115,000	869,700
Surgical Care Affiliates, Inc. 144A
sr. unsec. notes 8 7/8s, 2015 ‡‡	465,000	406,875
Tenet Healthcare Corp. notes
7 3/8s, 2013	1,570,000	1,475,800
Tenet Healthcare Corp. sr. notes
9 1/4s, 2015	600,000	588,000
Tenet Healthcare Corp. sr. unsec.
notes 6 1/2s, 2012	340,000	320,450
Tenet Healthcare Corp. sr. unsec.
unsub. notes 6 3/8s, 2011	1,445,000	1,383,588
US Oncology, Inc. company guaranty
9s, 2012	1,345,000	1,334,913
Vanguard Health Holding Co. II, LLC
sr. sub. notes 9s, 2014	1,850,000	1,831,500
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	1,750,000	1,833,125
Ventas Realty LP/Capital Corp.
company guaranty 6 3/4s, 2010 (R)	520,000	517,400
Ventas Realty LP/Capital Corp. sr. notes
6 5/8s, 2014 (R)	395,000	379,200
Ventas Realty LP/Capital Corp. sr. notes
6 1/2s, 2016 (R)	530,000	506,150
		34,949,605

Homebuilding (1.2%)
D.R. Horton, Inc. company guaranty
8s, 2009	100,000	99,750
D.R. Horton, Inc. company guaranty
sr. unsub. notes 5s, 2009	765,000	750,656
K. Hovnanian Enterprises, Inc. company
guaranty sr. sec. notes 11 1/2s, 2013	505,000	523,938
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	1,285,000	1,031,213
Meritage Homes Corp. sr. notes
7s, 2014	205,000	166,050
Realogy Corp. company guaranty
sr. unsec. notes 10 1/2s, 2014 (R)	3,245,000	2,255,275
Toll Brothers, Inc. company guaranty
sr. unsec. sub. notes 8 1/4s, 2011	645,000	625,650
		5,452,532

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Household Furniture and Appliances (0.1%)
Sealy Mattress Co. sr. sub. notes
8 1/4s, 2014	$535,000	$438,700

Lodging/Tourism (0.7%)
FelCor Lodging LP company guaranty
8 1/2s, 2011 (R)	505,000	493,638
Host Marriott LP company guaranty
Ser. Q, 6 3/4s, 2016 (R)	30,000	26,625
Host Marriott LP sr. notes Ser. M, 7s,
2012 (R)	2,240,000	2,116,800
Seminole Hard Rock Entertainment, Inc.
144A sr. sec. notes FRN 5.276s, 2014	830,000	702,388
		3,339,451

Media (1.9%)
Affinion Group, Inc. company guaranty
11 1/2s, 2015	695,000	693,263
Affinion Group, Inc. company guaranty
10 1/8s, 2013	1,360,000	1,363,400
Affinity Group, Inc. sr. sub. notes
9s, 2012	1,295,000	1,139,600
Idearc, Inc. company guaranty 8s, 2016	2,925,000	1,839,094
Liberty Media, LLC sr. notes 5.7s, 2013	495,000	443,607
Liberty Media, LLC sr. unsec. notes
7 7/8s, 2009	615,000	620,985
Nielsen Finance LLC/Nielsen
Finance Co. company guaranty
10s, 2014	10,000	10,075
Nielsen Finance LLC/Nielsen
Finance Co. company guaranty
stepped-coupon zero % (12 1/2s,
8/1/11), 2016 ††	1,895,000	1,302,813
Nielsen Finance LLC/Nielsen
Finance Co. 144A company guaranty
sr. unsec. notes 10s, 2014	1,270,000	1,309,688
R.H. Donnelley Corp. sr. unsec. notes
6 7/8s, 2013	6,000	3,570
R.H. Donnelley Corp. sr. unsec. unsub.
notes 8 7/8s, 2017	19,000	11,305
		8,737,400

Oil & Gas (7.5%)
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	1,465,000	1,270,888
Chesapeake Energy Corp. company
guaranty 7 3/4s, 2015	514,000	533,275
Chesapeake Energy Corp. sr. notes
7 1/2s, 2014	500,000	496,250
Chesapeake Energy Corp. sr. notes
7 1/2s, 2013	945,000	945,000
Chesapeake Energy Corp. sr. notes
7s, 2014	625,000	612,500
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	2,120,000	2,082,900

16

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Oil & Gas continued
Comstock Resources, Inc. sr. notes
6 7/8s, 2012	$1,000,000	$982,500
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)	1,250,000	1,318,750
Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015	1,120,000	1,114,400
El Paso Natural Gas Co. debs.
8 5/8s, 2022	360,000	399,478
Encore Acquisition Co. sr. sub. notes
6 1/4s, 2014	495,000	472,725
Encore Acquisition Co. sr. sub. notes
6s, 2015	1,643,000	1,544,420
EXCO Resources, Inc. company
guaranty 7 1/4s, 2011	1,450,000	1,424,625
Forest Oil Corp. sr. notes 8s, 2011	1,215,000	1,251,450
Harvest Operations Corp. sr. notes
7 7/8s, 2011 (Canada)	1,350,000	1,282,500
Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. unsec. notes
9s, 2016	535,000	544,363
Newfield Exploration Co. sr. sub.
notes 7 1/8s, 2018 (S)	625,000	593,750
Newfield Exploration Co. sr. sub.
notes 6 5/8s, 2014	2,220,000	2,086,800
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	2,535,000	2,598,375
Petroleum Development Corp.
company guaranty sr. unsec. notes
12s, 2018	555,000	586,913
Petroplus Finance, Ltd. company
guaranty 6 3/4s, 2014 (Bermuda)	1,270,000	1,149,350
Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015	245,000	246,838
Plains Exploration & Production Co.
company guaranty 7s, 2017 (S)	1,425,000	1,368,000
Quicksilver Resources, Inc. company
guaranty 7 1/8s, 2016	940,000	875,375
Range Resources Corp. company
guaranty sr. sub. notes 7 1/4s, 2018	375,000	371,250
Sabine Pass LNG LP sec. notes
7 1/2s, 2016	950,000	855,000
SandRidge Energy, Inc. sr. notes
8s, 2018 (S)	165,000	165,825
SandRidge Energy, Inc. 144A company
guaranty sr. unsec. FRN 6.323s, 2014	495,000	485,767
SandRidge Energy, Inc. 144A company
guaranty sr. unsec. notes 8 5/8s, 2015 ‡‡	1,385,000	1,419,625
Targa Resources, Inc. company
guaranty sr. unsec. notes 8 1/2s, 2013	2,010,000	1,969,800
Whiting Petroleum Corp. company
guaranty 7s, 2014	2,140,000	2,099,875
Williams Cos., Inc. (The) notes
7 3/4s, 2031	695,000	722,800

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Oil & Gas continued
Williams Cos., Inc. (The) sr. unsec.
notes 7 5/8s, 2019	$550,000	$577,500
Williams Cos., Inc. (The) 144A notes
6 3/8s, 2010	435,000	439,350
		34,888,217

Publishing (1.6%)
American Media, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2011	260,000	208,000
American Media, Inc. company
guaranty sr. unsec. sub. notes
Ser. B, 10 1/4s, 2009	1,815,000	1,461,075
American Media, Inc. company
guaranty 144A sr. unsec. sub. notes
8 7/8s, 2011	9,454	7,705
American Media, Inc. 144A company
guaranty sr. unsec. sub. notes
10 1/4s, 2009	65,993	53,124
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	895,304	796,821
Cenveo Corp. 144A company
guaranty sr. unsec. notes 10 1/2s, 2016	720,000	712,800
Dex Media, Inc. disc. notes
stepped-coupon zero % (9s,
11/15/08), 2013 ††	685,000	489,775
Quebecor Media, Inc. sr. unsec. notes
Ser. *, 7 3/4s, 2016 (Canada)	270,000	251,100
R.H. Donnelley, Inc. 144A company
guaranty sr. unsec. notes 11 3/4s, 2015	1,689,000	1,536,990
Reader’s Digest Association, Inc. (The)
144A sr. sub. notes 9s, 2017	1,295,000	945,350
Vertis, Inc. company guaranty Ser. B,
10 7/8s, 2009 (In default) †	1,940,000	853,600
Vertis, Inc. 144A unsec. sub. notes
13 1/2s, 2009 (In default) †	600,000	21,000
		7,337,340

Restaurants (0.1%)
Buffets, Inc. company guaranty 12 1/2s,
2014 (In default) †	485,000	7,275
OSI Restaurant Partners, Inc. 144A
sr. notes 10s, 2015	535,000	346,413
		353,688

Retail (1.9%)
Asbury Automotive Group, Inc. sr. sub.
notes 8s, 2014	910,000	787,150
Autonation, Inc. company guaranty
7s, 2014	260,000	231,400
Autonation, Inc. company guaranty
sr. unsec. notes FRN 4.713s, 2013	405,000	342,225
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	810,000	531,563
Harry & David Holdings, Inc. company
guaranty 9s, 2013	860,000	756,800

17

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Retail continued
Harry & David Holdings, Inc. company
guaranty sr. unsec. notes FRN
7.682s, 2012	$285,000	$239,400
Michaels Stores, Inc. company guaranty
11 3/8s, 2016	1,540,000	1,224,300
Neiman-Marcus Group, Inc. company
guaranty 9s, 2015	1,650,000	1,629,375
Rite Aid Corp. company guaranty
9 3/8s, 2015	990,000	663,300
Rite Aid Corp. company guaranty
7 1/2s, 2015	785,000	839,950
Rite Aid Corp. sec. notes
8 1/8s, 2010 (S)	195,000	196,950
Rite Aid Corp. sec. notes 7 1/2s, 2017	345,000	278,588
United Auto Group, Inc. company
guaranty 7 3/4s, 2016	1,245,000	1,089,375
		8,810,376

Technology (5.4%)
Activant Solutions, Inc. company
guaranty 9 1/2s, 2016	730,000	576,700
Advanced Micro Devices, Inc. sr. notes
7 3/4s, 2012	790,000	681,375
Amkor Technologies, Inc. sr. notes
7 3/4s, 2013	677,000	627,918
Avago Technologies Finance company
guaranty 11 7/8s, 2015 (Singapore)	270,000	293,625
Avago Technologies Finance company
guaranty 10 1/8s, 2013 (Singapore)	275,000	291,500
Avago Technologies Finance company
guaranty FRN 8.182s, 2013 (Singapore)	6,000	5,963
Celestica, Inc. sr. sub. notes 7 7/8s,
2011 (Canada)	325,000	325,000
Celestica, Inc. sr. sub. notes 7 5/8s,
2013 (Canada)	425,000	408,000
Ceridian Corp. 144A sr. unsec. notes
11 1/4s, 2015	1,030,000	934,725
Compucom Systems, Inc. sr. sub. notes
12 1/2s, 2015	430,000	393,450
Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2014	2,050,000	1,665,625
Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes
9 1/8s, 2014 ‡‡	1,130,000	878,575
Freescale Semiconductor, Inc. company
guaranty sr. unsec. sub. notes
10 1/8s, 2016 (S)	1,440,000	1,098,000
Iron Mountain, Inc. company guaranty
6 5/8s, 2016 (S)	1,895,000	1,771,825
Iron Mountain, Inc. company guaranty
sr. unsec. sub. notes 8s, 2020	240,000	236,100
Lucent Technologies, Inc. notes
5 1/2s, 2008	400,000	399,000

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Technology continued
Lucent Technologies, Inc. unsec. debs.
6.45s, 2029	$840,000	$642,600
New ASAT Finance, Ltd. company
guaranty 9 1/4s, 2011 (Cayman Islands)	690,000	441,600
Nortel Networks, Ltd. company
guaranty sr. unsec. notes 10 3/4s,
2016 (Canada)	400,000	396,000
Nortel Networks Ltd. 144A company
guaranty sr. unsec. notes 10 3/4s,
2016 (Canada)	490,000	485,100
Nortel Networks, Ltd. company
guaranty sr. unsec. notes FRN 6.963s,
2011 (Canada)	1,230,000	1,162,350
NXP BV/NXP Funding, LLC company
guaranty sr. sec. notes FRN 5.463s,
2013 (Netherlands)	1,200,000	1,056,000
NXP BV/NXP Funding, LLC sec. notes
7 7/8s, 2014 (Netherlands)	1,340,000	1,232,800
Open Solutions, Inc. 144A sr. sub.
notes 9 3/4s, 2015	845,000	688,675
Sanmina Corp. company guaranty
sr. unsec. sub. notes 6 3/4s, 2013	210,000	188,475
Sanmina Corp. sr. unsec. sub. notes
8 1/8s, 2016	325,000	292,500
Seagate Technology Hdd Holdings
company guaranty 6.8s, 2016
(Cayman Islands)	670,000	619,342
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	1,218,000	1,224,090
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	3,326,000	3,359,260
Travelport LLC company guaranty
11 7/8s, 2016	365,000	299,300
Travelport LLC company guaranty
9 7/8s, 2014	985,000	874,188
Unisys Corp. sr. unsec. unsub. notes
12 1/2s, 2016	670,000	670,000
Xerox Capital Trust I company guaranty
8s, 2027	895,000	873,575
		25,093,236

Textiles (1.3%)
Hanesbrands, Inc. company guaranty
sr. unsec. notes FRN Ser. B,
6.508s, 2014	1,935,000	1,799,550
Levi Strauss & Co. sr. unsec. notes
8 7/8s, 2016	1,025,000	996,813
Levi Strauss & Co. sr. unsec. unsub.
notes 9 3/4s, 2015	2,405,000	2,417,025
Oxford Industries, Inc. sr. notes
8 7/8s, 2011	860,000	829,900
		6,043,288

18

Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Utilities & Power (5.2%)
AES Corp. (The) sr. unsec. unsub.
notes 8s, 2017	$485,000	$475,300
AES Corp. (The) 144A sec. notes
8 3/4s, 2013	760,000	789,450
AES Corp. (The) 144A sr. notes
8s, 2020	380,000	366,700
Allegheny Energy Supply 144A
sr. unsec. bond 8 1/4s, 2012	860,000	896,550
CMS Energy Corp. sr. notes
8 1/2s, 2011	430,000	448,888
CMS Energy Corp. sr. notes
7 3/4s, 2010	345,000	360,051
Colorado Interstate Gas Co. debs.
6.85s, 2037	1,055,000	1,000,126
Dynegy-Roseton Danskamme
company guaranty Ser. B, 7.67s, 2016	1,130,000	1,110,225
Edison Mission Energy sr. unsec. notes
7 3/4s, 2016	525,000	522,375
Edison Mission Energy sr. unsec. notes
7 1/2s, 2013	615,000	610,388
Edison Mission Energy sr. unsec. notes
7.2s, 2019 (S)	1,020,000	951,150
Edison Mission Energy sr. unsec. notes
7s, 2017	710,000	663,850
Ferrellgas LP/Finance sr. notes
6 3/4s, 2014	1,240,000	1,131,500
Ipalco Enterprises, Inc. 144A sr. sec.
notes 7 1/4s, 2016	170,000	167,450
Mirant Americas Generation, Inc.
sr. unsec. notes 8.3s, 2011	1,060,000	1,097,100
Mirant North America, LLC company
guaranty 7 3/8s, 2013	1,665,000	1,650,431
NRG Energy, Inc. company guaranty
7 3/8s, 2017	685,000	647,325
NRG Energy, Inc. sr. notes 7 3/8s, 2016	3,455,000	3,252,019
Orion Power Holdings, Inc. sr. unsec.
notes 12s, 2010	1,240,000	1,339,200
PNM Resources, Inc. unsec. unsub.
notes 9 1/4s, 2015	1,330,000	1,373,225
Sierra Pacific Power Co. general ref.
mtge. 6 1/4s, 2012	275,000	281,591
Sierra Pacific Resources sr. unsec. notes
8 5/8s, 2014	1,470,000	1,541,023
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7.2s, 2011	335,000	348,182
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 7s, 2012	525,000	547,460
Teco Finance, Inc. company guaranty
sr. unsec. unsub. notes 6 3/4s, 2015	85,000	85,552
Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7 1/2s, 2017	500,000	526,817
Tennessee Gas Pipeline Co. sr. unsec.
unsub. debs. 7s, 2028	140,000	136,536

CORPORATE BONDS AND NOTES (78.8%)* continued

	Principal amount	Value

Utilities & Power continued
Transcontinental Gas Pipeline Corp.
sr. unsec. debs. 7 1/4s, 2026	$1,250,000	$1,278,125
Utilicorp United, Inc. sr. unsec. notes
9.95s, 2011	38,000	39,053
Williams Partners LP/ Williams
Partners Finance Corp. sr. unsec.
notes 7 1/4s, 2017	520,000	520,000
		24,157,642

Total corporate bonds and notes (cost $396,373,467)		$364,563,000

SENIOR LOANS (10.6%)* (c)

	Principal amount	Value

Automotive (0.3%)
Allison Transmission bank term loan
FRN Ser. B, 5.333s, 2014	$898,213	$799,596
Dana Corp. bank term loan FRN
6 3/4s, 2015	676,600	616,834
		1,416,430

Basic Materials (1.1%)
Domtar Corp. bank term loan FRN
3.779s, 2014 (Canada)	1,192,972	1,149,355
Georgia-Pacific, LLC bank term loan
FRN Ser. B, 4.449s, 2013	1,585,746	1,495,062
Graphic Packaging Corp. bank term
loan FRN Ser. C, 5.587s, 2014	288,550	278,030
Huntsman International, LLC bank
term loan FRN Ser. B, 4.233s, 2012	1,257,317	1,163,533
Ineos Holdings, Ltd. bank term loan
FRN Ser. B2, 4.885s, 2014
(United Kingdom)	158,384	142,545
Ineos Holdings, Ltd. bank term loan
FRN Ser. C2, 5.385s, 2015
(United Kingdom)	158,384	142,545
NewPage Holding Corp. bank term
loan FRN 6.563s, 2014	353,225	350,311
Rockwood Specialties Group, Inc.
bank term loan FRN Ser. E,
4.399s, 2012	327,051	314,437
		5,035,818

Broadcasting (0.2%)
Univision Communications, Inc. bank
term loan FRN Ser. B, 5.124s, 2014	1,250,000	1,024,678
Young Broadcasting, Inc. bank term
loan FRN Ser. B, 5.189s, 2012	78,824	70,942
		1,095,620

Cable Television (0.1%)
Cablevision Systems Corp. bank term
loan FRN 4.225s, 2013	658,266	624,327

19

Putnam VT High Yield Fund

SENIOR LOANS (10.6%)* (c) continued

	Principal amount	Value

Capital Goods (0.6%)
Allied Waste Industries, Inc. bank term
loan FRN 6.82s, 2012	$84,483	$83,380
Allied Waste Industries, Inc. bank term
loan FRN 4.268s, 2012	140,517	138,682
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN 2.1s, 2014	25,542	23,929
Hawker Beechcraft Acquisition Co., LLC
bank term loan FRN Ser. B, 4.801s, 2014	490,566	459,599
Sensata Technologies BV bank term
loan FRN 4.663s, 2013 (Netherlands)	421,068	389,138
Sequa Corp. bank term loan FRN
6.025s, 2014	526,167	500,187
Transdigm, Inc. bank term loan FRN
4.801s, 2013	165,000	159,895
Wesco Aircraft Hardware Corp. bank
term loan FRN 8.56s, 2014	850,000	829,813
Wesco Aircraft Hardware Corp. bank
term loan FRN 5.06s, 2013	408,125	395,116
		2,979,739

Communication Services (0.4%)
Alltel Communications, Inc. bank term
loan FRN Ser. B2, 5.564s, 2015	877,789	871,425
Alltel Communications, Inc. bank term
loan FRN Ser. B3, 5.232s, 2015	915,000	908,366
Cricket Communications, Inc. bank
term loan FRN Ser. B, 6 1/2s, 2013	27,609	27,164
		1,806,955

Consumer Cyclicals (2.5%)
CCM Merger, Inc. bank term loan FRN
Ser. B, 4.764s, 2012	472,431	444,085
Claire’s Stores, Inc. bank term loan FRN
5.445s, 2014	579,175	418,816
Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN Ser. B,
6.814s, 2014	370,000	360,904
GateHouse Media, Inc. bank term loan
FRN Ser. B, 4.65s, 2014	619,022	434,347
GateHouse Media, Inc. bank term loan
FRN Ser. DD, 4.714s, 2014	230,978	162,070
Golden Nugget, Inc. bank term loan
FRN Ser. B, 4.49s, 2014	181,364	165,041
Golden Nugget, Inc. bank term loan
FRN Ser. DD, 1 3/4s, 2014 (U)	103,636	94,309
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.502s, 2011	810,000	798,356
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 4.54s, 2010	2,320,000	2,098,150
Isle of Capri Casinos, Inc. bank term
loan FRN 4.551s, 2014	357,176	316,399
Isle of Capri Casinos, Inc. bank term
loan FRN Ser. A, 4.551s, 2014	107,694	95,399

SENIOR LOANS (10.6%)* (c) continued

	Principal amount	Value

Consumer Cyclicals continued
Isle of Capri Casinos, Inc. bank term
loan FRN Ser. B, 4.551s, 2014	$142,871	$126,560
Landsource Communities/NWHL
Investment bank term loan FRN
6 3/4s, 2013	1,058,891	776,961
Lear Corp bank term loan FRN
5.133s, 2013	270,000	246,150
Navistar Financial Corp. bank term loan
FRN 5.754s, 2012	586,667	553,667
Navistar International Corp. bank term
loan FRN 6.234s, 2012	1,613,333	1,522,583
Standard-Pacific Corp. bank term loan
FRN Ser. B, 4.469s, 2013	590,000	489,209
Tribune Co. bank term loan FRN
Ser. B, 5.482s, 2014	2,252,975	1,692,547
United Components, Inc. bank term
loan FRN Ser. D, 4.698s, 2012	164,667	157,257
Visteon Corp. bank term loan FRN
Ser. B, 7.2s, 2013	1,035,000	829,618
		11,782,428

Consumer Staples (1.1%)
Charter Communications
Operating, LLC bank term loan FRN
8 1/2s, 2014	204,488	203,209
Charter Communications, Inc. bank
term loan FRN 4.9s, 2014	161,212	141,244
Citadel Communications bank term
loan FRN Ser. B, 4.284s, 2014	570,000	493,050
Dole Food Co. bank term loan FRN
Ser. B, 7.19s, 2013	85,651	79,455
Dole Food Co. bank term loan FRN
Ser. C, 7.202s, 2013	285,505	264,850
Dole Food Co. bank term loan FRN
Ser. C, 1.88s, 2013	38,844	36,034
Mediacom Communications Corp.
bank term loan FRN Ser. C,
4.227s, 2015	1,031,110	942,821
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 5.37s, 2014	83,741	77,858
Rental Service Corp. bank term loan
FRN 6.23s, 2013	1,545,000	1,298,756
Rite-Aid Corp. bank term loan FRN
Ser. B, 4.227s, 2014	84,788	76,097
Six Flags Theme Parks bank term loan
FRN 4.873s, 2015	1,460,613	1,284,873
		4,898,247

Energy (—%)
Enterprise GP Holdings, LP bank term
loan FRN 4.853s, 2014	205,000	201,797

20

Putnam VT High Yield Fund

SENIOR LOANS (10.6%)* (c) continued

	Principal amount	Value

Financial (0.2%)
General Growth Properties, Inc. bank
term loan FRN Ser. A, 3.6s, 2010 (R)	$90,000	$80,419
Nuveen Investments, Inc. bank term
loan FRN Ser. B, 5.483s, 2014	334,163	311,272
Residential Capital, LLC bank term
loan FRN 4.06s, 2008	325,000	320,938
		712,629

Health Care (1.9%)
Bausch & Lomb, Inc. bank term loan
FRN Ser. B, 6.051s, 2015	875,561	856,317
Bausch & Lomb, Inc. bank term loan
FRN Ser. DD, 6.051s, 2015 (U)	219,439	214,616
Biomet, Inc. bank term loan FRN
Ser. B, 5.801s, 2015	513,706	502,576
Community Health Systems, Inc.
bank term loan FRN Ser. B,
4.859s, 2014	1,012,304	952,929
Community Health Systems, Inc.
bank term loan FRN Ser. DD,
1/2s, 2014 (U)	52,959	49,853
Fenwal Controls of Japan, LTD. bank
term loan FRN 4.899s, 2014 (Japan)	1,367,689	1,227,501
Fenwal Controls of Japan, LTD. bank
term loan FRN Ser. DD, 0 1/2s,
2014 (Japan) (U)	249,105	223,572
Health Management Associates, Inc.
bank term loan FRN 4.551s, 2014	1,418,477	1,316,347
Healthsouth Corp. bank term loan
FRN Ser. B, 5.29s, 2013	1,016,886	959,141
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
8.163s, 2014	1,573,123	1,376,483
Mylan, Inc. bank term loan FRN Ser. B,
5 3/4s, 2014	517,400	511,660
United Surgical Partners
International, Inc. bank term loan
FRN 5.49s, 2014	449,426	415,719
United Surgical Partners
International, Inc. bank term loan
FRN Ser. DD, 4.918s, 2014	105,574	97,656
		8,704,370

Homebuilding (0.2%)
Realogy Corp. bank term loan FRN
5.32s, 2013 (R)	176,400	149,436
Realogy Corp. bank term loan FRN
Ser. B, 5.475s, 2013 (R)	655,200	555,048
		704,484

Media (0.1%)
Idearc, Inc. bank term loan FRN Ser. B,
4.787s, 2014	784,045	625,058

SENIOR LOANS (10.6%)* (c) continued

	Principal amount	Value

Oil & Gas (0.1%)
Targa Resources, Inc. bank term loan
FRN 4.654s, 2012	$201,782	$195,897
Targa Resources, Inc. bank term loan
FRN 2.571s, 2012	113,218	109,916
		305,813

Retail (0.1%)
Michaels Stores, Inc. bank term loan
FRN Ser. B, 4.872s, 2013	584,070	484,413

Technology (0.6%)
Compucom Systems, Inc. bank term
loan FRN 5.99s, 2014	729,488	674,776
First Data Corp. bank term loan FRN
Ser. B1, 5.261s, 2014	694,750	636,825
First Data Corp. bank term loan FRN
Ser. B3, 5.552s, 2014	694,750	637,723
Flextronics International, Ltd.
bank term loan FRN Ser. B, 4.963s,
2014 (Singapore)	163,940	149,254
Flextronics International, Ltd.
bank term loan FRN Ser. B, 4.947s,
2014 (Singapore)	570,510	519,402
		2,617,980

Transportation (—%)
UAL Corp. bank term loan FRN Ser. B,
4.779s, 2014	51,472	38,175

Utilities & Power (1.0%)
Energy Future Holdings Corp. bank
term loan FRN Ser. B2, 6.235s, 2014	2,816,000	2,604,017
Energy Future Holdings Corp. bank
term loan FRN Ser. B3, 6.262s, 2014	2,407,900	2,225,051
		4,829,068

Total senior loans (cost $52,249,100)		$48,863,351

CONVERTIBLE BONDS AND NOTES (2.2%)*

	Principal amount	Value

Acquicor Technology, Inc. 144A cv.
notes 8s, 2011	$607,000	$424,900
Alliant Techsystems, Inc. cv. sr. sub.
notes 2 3/4s, 2024	745,000	988,988
Chiquita Brands International cv. sr.
unsec. notes 4 1/4s, 2016	490,000	453,863
Countrywide Financial Corp. cv. unsec.
sr. FRN company guaranty 0.758s, 2037	570,000	549,338
General Growth Properties, Inc. 144A
cv. sr. notes 3.98s, 2027	895,000	701,456
Intel Corp. cv. sub. bonds 2.95s, 2035	1,085,000	1,056,519
L-3 Communications Corp. 144A
cv. bonds 3s, 2035	1,155,000	1,277,719
Level 3 Communications, Inc. cv. sr.
notes 3 1/2s, 2012	725,000	588,156

21

Putnam VT High Yield Fund

CONVERTIBLE BONDS AND NOTES (2.2%)* continued

Principal amount		Value

NII Holdings, Inc. 144A cv. sr. unsec.
notes 3 1/8s, 2012	$971,000	$818,068
Pantry, Inc. (The) cv. sr. sub. notes
3s, 2012	1,380,000	952,200
Sinclair Broadcast Group, Inc. cv. sr.
sub. notes stepped-coupon 4 7/8s (2s,
1/15/11) 2018 ††	730,000	656,088
Transocean, Inc. cv. sr. unsec. notes
Ser. C, 1 1/2s, 2037	690,000	784,875
Trinity Industries, Inc. cv. sub. notes
3 7/8s, 2036	990,000	945,450

Total convertible bonds and notes (cost $10,162,886)		$10,197,620

COMMON STOCKS (1.5%)*

	Shares	Value

AboveNet, Inc. †	476	$29,036
Adelphia Recovery Trust (Ser. ACC-1) †	1,358,502	95,095
Bohai Bay Litigation, LLC (Units) (F)	2,670	37,776
Chesapeake Energy Corp.	14,460	953,782
Cinemark Holdings, Inc.	46,200	603,372
Dana Holding Corp. †	51,907	277,702
Decrane Aircraft Holdings, Inc. (F) †	11,167	11
El Paso Corp.	34,660	753,508
Elizabeth Arden, Inc. †	18,415	279,540
Jarden Corp. † (S)	24,085	439,310
NRG Energy, Inc. †	18,875	809,738
Pinnacle Entertainment , Inc. † (S)	30,275	317,585
Qwest Communications International, Inc. (S)	90,475	355,567
Service Corporation International	69,075	681,080
Titan Europe PLC (United Kingdom)	66,475	194,616
Titan International, Inc.	6,175	219,954
VFB LLC (acquired 1/21/00, cost
$1,601,579) (F) ‡ †	2,812,235	58,174
Williams Cos., Inc. (The)	19,143	771,654
XCL Warranty Escrow (F)	2,670	190,533

Total common stocks (cost $9,641,340)		$7,068,033

CONVERTIBLE PREFERRED STOCKS (1.3%)*

	Shares	Value

Crown Castle International Corp. $3.125
cum. cv. pfd.	17,095	$980,826
Digital Realty Trust, Inc. $1.094 cv. pfd.	26,035	598,805
Emmis Communications Corp. Ser. A,
$3.125 cum. cv. pfd.	31,889	781,281
Freeport-McMoRan Copper & Gold, Inc.
$6.75 cv. pfd.	6,837	1,146,052
Interpublic Group of Companies, Inc. 144A
Ser. B, 5.25% cum. cv. pfd	1,723	1,406,399
Lehman Brothers Holdings, Inc. Ser. P, 7.25%
cv. pfd.	1,120	900,962

Total convertible preferred stocks (cost $5,986,857)		$5,814,325

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)*

		Principal amount		Value

Argentina (Republic of ) bonds FRB
zero %, 2013		$1,470,000		$699,720
Argentina (Republic of ) sr. unsec.
unsub. bonds FRB 3.092s, 2012			62,500	52,608

Total foreign government bonds and notes (cost $808,683)				$752,328

COLLATERALIZED MORTGAGE OBLIGATIONS (—%)* (cost $139,446)

		Principal amount		Value

Mach One Commercial Mortgage
Trust 144A Ser. 04-1A, Class J, 5.45s,
2040 (Canada)		$155,000		$57,350

PREFERRED STOCKS (—%)* (cost $93,244)

			Shares	Value

Decrane Aircraft Holdings, Inc. $16.00 pfd. ‡‡			8,000	$56,000

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	236	$8,024
AboveNet, Inc.	9/08/08	20.00	200	8,004
Decrane Aircraft
Holdings Co. Class B	6/30/00	116.00	1	—
New ASAT Finance, Ltd.
(Cayman Islands) (F)	2/01/11	.01	179,400	1,017
Dayton Superior Corp.
144A (F)	6/15/09	.01	1,950	6,535
Smurfit Kappa Group
PLC 144A (Ireland)	10/01/13	EUR .001	432	18,551

Total warrants (cost $63,874)				$42,131

SHORT-TERM INVESTMENTS (6.6%)*

			Principal amount/shares	Value

Short-term investments held as
collateral for loaned securities with
yields ranging from 2.00% to 3.75%
and due dates ranging from July 1,
2008 to August 19, 2008 (d)		$16,225,008		$16,206,594
Putnam Prime Money Market Fund (e)		14,097,023		14,097,023

Total short-term investments (cost $30,303,617)				$30,303,617

Total investments (cost $505,822,514)				$467,717,755

Key to holding’s currency abbreviations

EUR	Euro

* Percentages indicated are based on net assets of $462,620,733.

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡ Restricted, excluding 144A securities, as to public resale.The total market value of restricted securities held at June 30, 2008 was $58,174 or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

22

Putnam VT High Yield Fund

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly.These loans pay interest at rates which adjust periodically.The interest rates shown for senior loans are the current interest rates at June 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(d) See Note 1 to the financial statements.

(e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

(F) Is valued at fair value following procedures approved by theTrustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On June 30, 2008, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

(R) Real Estate InvestmentTrust.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

(U)These securities, in part or in entirety, represent unfunded loan commitments (Note 7).

At June 30, 2008, liquid assets totaling $12,389,763 have been designated as collateral for open swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/08
(aggregate face value $4,535,821) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Euro	$4,593,965	$4,535,821	9/17/08	$(58,144)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A.
$26,900,000	6/09/13	3 month USD-LIBOR-
		BBA	4.21875%	$(12,044)

Lehman Brothers Special Financing, Inc.
100,640,000	9/14/09	3 month USD-LIBOR-
		BBA	4.715%	3,065,218

Total				$3,053,174

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$—	$320,000	12/20/08	550 bp	$(9,613)

Nalco, Co.
7.75%,11/15/11	—	300,000	9/20/12	350 bp	(5,490)

Visteon Corp., 7%,
3/10/14	(131,484)	495,000	9/20/13	(500 bp)	37,218

Bear Stearns Credit Products, Inc.
Claire’s Stores,
9 5/8%, 6/1/15	—	190,000	6/20/12	230 bp	(29,543)

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	—	320,000	12/20/08	725 bp	(6,862)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—	320,000	12/20/08	800 bp	(5,685)

Abitibibowater Inc.,
6 1/2%, 6/15/13	—	320,000	12/20/08	825 bp	(5,293)

Amkor Technologies,
Inc., 7 3/4%, 5/15/13	—	660,000	6/20/13	450 bp	(37,214)

Freescale
Semiconductor, 8 7/8%,
12/15/14	—	835,000	9/20/12	495 bp	(94,286)

Lear Corp., term loan	—	270,000	6/20/13	(225 bp)	18,876

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	—	230,000	6/20/13	585 bp	(8,444)

23

Putnam VT High Yield Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Citibank, N.A. continued
Sanmina-Sci Corp.,
8 1/8%, 3/1/16	$—	$190,000	3/20/09	275 bp	$(1,161)

Wind Acquisition
9 3/4%, 12/1/15	—	108,000	3/20/13	(495 bp)	(2,494)

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	—	380,000	6/20/09	165 bp	(14,777)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	535,000	6/20/17	297 bp	(58,632)

Echostar DBS Corp.,
6 5/8%, 10/1/14	—	1,080,000	6/20/13	(225 bp)	34,630

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	—	580,000	3/20/09	600 bp	(5,601)

Deutsche Bank AG
Nalco, Co. 7.75%,
11/15/11	—	285,000	12/20/12	363 bp	(5,318)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	—	833,000	(a)	2.461%	(122,115)

General Motors Corp.,
7 1/8%, 7/15/13	—	255,000	9/20/08	620 bp	(2,511)

General Motors Corp.,
7 1/8%, 7/15/13	—	1,210,000	9/20/08	620 bp	(11,913)

Wind Acquisition
9 3/4%, 12/1/15	—	250,000	12/20/10	(340 bp)	(2,256)

JPMorgan Chase Bank, N.A.
Sanmina-Sci Corp.,
8 1/8%, 3/1/16	—	185,000	6/20/13	595 bp	(5,203)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	—	135,000	3/20/13	685 bp	(7,273)

Lehman Brothers Special Financing, Inc.
Community Health
Systems, 8 7/8%, 7/15/15	—	728,000	12/20/12	360 bp	(25,880)

Harrahs Operating Co.
Inc., 5 5/8%, 6/1/15	—	405,000	3/20/09	610 bp	(3,619)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	—	225,000 (F)	3/20/13	645 bp	(15,106)

MediaCom LLC/ Cap
Corp., 9 1/2%, 1/15/13	—	430,000	6/20/13	740 bp	(9,726)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	—	688,000	9/20/12	395 bp	(9,882)

Wind Acquisition
9 3/4%, 12/1/15	—	125,000 (F)	12/20/10	(357 bp)	(2,448)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	—	850,000	9/20/08	500 bp	(11,026)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	535,000	6/20/17	295 bp	(59,234)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24

Putnam VT High Yield Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited) continued

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	$—	$125,000	6/20/09	190 bp	$(4,561)

Aramark Services, Inc.,
8.5%, 2/1/15	—	595,000	12/20/12	355 bp	(27,519)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	—	535,000	6/20/12	225 bp	(35,306)

Nalco, Co. 7.75%,
11/15/11	—	305,000	9/20/12	330 bp	(7,852)

Nalco, Co. 7.75%,
11/15/11	—	380,000	3/20/13	460 bp	5,368

Total					$(557,751)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements.The Standard establishes a three-level hierarchy for disclosure of fair value measurements.The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows: Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments

Level 1	$20,604,879	$—
Level 2	446,816,242	2,437,279
Level 3	296,634	—

Total	$467,717,755	$2,437,279

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of June 30, 2008:

		Other
	Investments in	financial
	securities	instruments

Balance as of December 31, 2007	$299,261	$—
Accrued discounts/premiums	—	—
Realized gain/loss	(3,551,614)	—
Change in net unrealized
appreciation (depreciation)	3,543,426	—
Net purchases/sales	5,561	—
Net transfers in and/or
out of Level 3	—	—

Balance as of June 30, 2008	$296,634	$—

Other financial instruments include futures, written options,TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
25

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities
securities
June 30, 2008 (Unaudited)

Putnam VT
High Yield
Fund

Assets

Investments in securities, at value (Note 1):
Unaffiliated issuers	$453,620,732
Affiliated issuers (Note 5)	14,097,023
Cash	2,531,158
Foreign currency, at value (Note 1)	420,540
Dividends, interest, and other receivables	8,781,643
Receivable for shares of the fund sold	208,080
Receivable for securities sold	5,184,496
Receivable for sales of delayed delivery securities (Note 1)	73,953
Unrealized appreciation on swap contracts (Note 1)	3,161,310
Premiums paid on swap contracts (Note 1)	131,484
Receivable from Manager (Note 2)	31,202

Total assets	488,241,621

Liabilities
Payable for securities purchased	5,756,764
Payable for purchases of delayed delivery securities (Note 1)	582,269
Payable for shares of the fund repurchased	1,266,208
Payable for compensation of Manager (Notes 2 and 5)	734,721
Payable for investor servicing fees (Note 2)	12,134
Payable for Trustee compensation and expenses (Note 2)	139,583
Payable for administrative services (Note 2)	1,692
Payable for distribution fees (Note 2)	28,417
Payable for auditing fees	43,555
Payable for open forward currency contracts (Note 1)	58,144
Unrealized depreciation on swap contracts (Note 1)	665,887
Payable for closed swap contracts (Note 1)	53,150
Collateral on securities loaned, at value (Note 1)	16,206,594
Other accrued expenses	71,770

Total liabilities	25,620,888

Net assets	$462,620,733

Represented by:

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$800,827,373
Undistributed net investment income (loss) (Note 1)	16,608,893
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(319,157,171)
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	(35,658,362)

Total — Representing net assets applicable to capital
shares outstanding	$462,620,733

Computation of net asset value Class IA
Net Assets	$328,516,339
Number of shares outstanding	48,589,281
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$6.76
Computation of net asset value Class IB
Net Assets	$134,104,394
Number of shares outstanding	19,975,711
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$6.71

Cost of investments, (Note 1):
Unaffiliated issuers	$491,725,491
Affiliated issuers (Note 5)	14,097,023
Value of securities on loan (Note 1)	15,859,315
Cost of foreign currency (Note 1)	414,200

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26

PUTNAM VARIABLE TRUST

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Putnam VT
High Yield
Fund

Investment income
Dividends	$218,372
Interest — unaffiliated issuers	19,748,450
Interest — affiliated issuers (Note 5)	423,202
Securities lending	54,762
Less: foreign taxes withheld	(2,044)

Total investment income	20,442,742

Expenses
Compensation of Manager (Note 2)	1,676,724
Investor servicing fees (Note 2)	72,380
Custodian fees (Note 2)	8,909
Trustee compensation and expenses (Note 2)	19,936
Administrative services (Note 2)	15,947
Distribution fees-class IB (Note 2)	175,769
Auditing	49,586
Legal	34,531
Other	61,126
Fees waived and reimbursed by Manager (Notes 2 and 5)	(201,434)

Total expenses	1,913,474

Expense reduction (Note 2)	(47,003)

Net expenses	1,866,471

Net investment income (loss)	18,576,271

Net realized gain (loss) on investments (Notes 1 and 3)	(7,305,864)

Net realized gain (loss) on swap contracts (Note 1)	663,419
Net realized gain (loss) on foreign currency transactions (Note 1)	(251,250)
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period	(204,904)
Net unrealized appreciation (depreciation) of investments
and swap contracts during the period	(13,497,103)

Net gain (loss) on investments	(20,595,702)

Net increase (decrease) in net assets resulting
from operations	$(2,019,431)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
27

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	High Yield Fund
	Six months ended	Year ended
	June 30	December 31
	2008*	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$18,576,271	$42,611,266
Net realized gain (loss) on investments and
foreign currency transactions	(6,893,695)	7,080,686
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(13,702,007)	(31,576,865)

Net increase (decrease) in net assets
resulting from operations	(2,019,431)	18,115,087

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(30,060,340)	(32,095,983)
Class IB	(12,192,359)	(12,858,792)
Increase (decrease) from capital share
transactions (Note 4)	(6,018,715)	(59,284,021)

Total increase (decrease) in net assets	(50,290,845)	(86,123,709)

Net assets:
Beginning of period	512,911,578	599,035,287

End of period	$462,620,733	$512,911,578

Undistributed net investment income (loss),
end of period	$16,608,893	$40,285,321

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
28

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29

PUTNAM VARIABLE TRUST

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

			Net							Total			Ratio of net
	Net asset		realized and	Total	From	From			Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a)	investments	operations	income	investments	distributions	reimbursement	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d)	net assets (%)	(%)

Putnam VT High Yield Fund (Class IA)
June 30, 2008†	$7.45	.27(i)	(.30)	(.03)	(.66)	—	(.66)	—	$6.76	(.23)*	$328,516	.36*(i)	3.89*(i)	13.20*
December 31, 2007	7.83	.58(i)	(.33)	.25	(.63)	—	(.63)	—	7.45	3.17	360,197	.73(i)	7.67(i)	43.25
December 31, 2006	7.68	.56(i)	.20	.76	(.61)	—	(.61)	—	7.83	10.60	431,054	.74(i)	7.46(i)	51.55
December 31, 2005	8.10	.56(i)	(.31)	.25	(.67)	—	(.67)	—	7.68	3.47	460,707	.76(i)	7.27(i)	43.21
December 31, 2004	7.97	.58(i)	.24	.82	(.69)	—	(.69)	—	8.10	10.99	525,899	.78(i)	7.47(i)	50.44
December 31, 2003	7.08	.65	1.07	1.72	(.83)	—	(.83)	—	7.97	26.68	594,299.78		8.86	75.01

Putnam VT High Yield Fund (Class IB)
June 30, 2008†	$7.39	.26(i)	(.30)	(.04)	(.64)	—	(.64)	—	$6.71	(.39)*	$134,104	.49*(i)	3.77*(i)	13.20*
December 31, 2007	7.78	.56(i)	(.34)	.22	(.61)	—	(.61)	—	7.39	2.79	152,715	.98(i)	7.42(i)	43.25
December 31, 2006	7.62	.54(i)	.21	.75	(.59)	—	(.59)	—	7.78	10.52	167,982	.99(i)	7.20(i)	51.55
December 31, 2005	8.05	.53(i)	(.31)	.22	(.65)	—	(.65)	—	7.62	3.10	170,165	1.01(i)	7.02(i)	43.21
December 31, 2004	7.94	.55(i)	.23	.78	(.67)	—	(.67)	—	8.05	10.54	175,106	1.03(i)	7.18(i)	50.44
December 31, 2003	7.05	.62	1.09	1.71	(.82)	—	(.82)	—	7.94	26.54	159,069	1.03	8.44	75.01

† Unaudited.

* Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage/service arrangements (Note 2).

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the fund's class IA shares and class IB shares reflect a reduction of the following amounts based on the fund's average net assets (Notes 2 and 5):

Percentage
of average
net assets

June 30, 2008	0.04%

December 31, 2007	0.06

December 31, 2006	0.07

December 31, 2005	0.02

December 31, 2004	<0.01

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
30	31

PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2008 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT High Yield Fund (the “fund”), a Massachu-setts business trust, is one of a series of funds comprising Putnam Variable Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income, with a secondary objective of capital growth when consistent with achieving high income, by primarily investing in bonds of U.S. companies across a wide range of industries. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At June 30, 2008, fair value

32

pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets

33

and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

F) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

G) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counter-party may default on its obligation to perform. Risks of loss may exceed amounts recognized on the Statement of

34

assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2008, the value of securities loaned amounted to $15,859,315. The fund received cash collateral of $16,206,594 which is pooled with collateral of other Putnam funds into 65 issues of short-term investments.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2007 the fund had a capital loss carryover of $310,688,178 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration

$ 69,810,807	December 31, 2008
88,127,331	December 31, 2009
116,537,335	December 31, 2010
16,826,743	December 31, 2011
11,865,538	December 31, 2012
6,791,658	December 31, 2013
728,766	December 31, 2014

The aggregate identified cost on a tax basis is $507,397,812, resulting in gross unrealized appreciation and depreciation $4,398,987 and $44,079,044, respectively, or net unrealized depreciation of $39,680,057.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Beneficial interest At June 30, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 58.4% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

35

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

For the period ended June 30, 2008, the fund’s expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived $190,556 of its management fee from the fund.

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the period ended June 30, 2008, the fund incurred $72,380 for investor servicing agent functions provided by PFTC.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the six months ended June 30, 2008, the fund’s expenses were reduced by $47,003 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $376, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1

36

under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

NOTE 4
CAPITAL SHARES

At June 30, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Six months ended June 30		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT High Yield Fund Class IA
Shares sold	2,039,887	$14,195,121	4,032,942	$30,519,574
Shares issued in connection with reinvestment of distributions	4,547,706	30,060,340	4,302,411	32,095,983

	6,587,593	44,255,461	8,335,353	62,615,557
Shares repurchased	(6,314,542)	(44,645,924)	(15,043,325)	(114,669,837)

Net increase (decrease)	273,051	$(390,463)	(6,707,972)	$(52,054,280)

Putnam VT High Yield Fund Class IB
Shares sold	731,552	$5,064,155	1,487,606	$11,190,425
Shares issued in connection with reinvestment of distributions	1,858,591	12,192,359	1,735,330	12,858,792

	2,590,143	17,256,514	3,222,936	24,049,217
Shares repurchased	(3,268,210)	(22,884,766)	(4,170,559)	(31,278,958)

Net decrease	(678,067)	$(5,628,252)	(947,623)	$(7,229,741)

NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the period ended June 30, 2008, management fees paid were reduced by $10,878 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund are recorded as income in the Statement of operations and totaled $423,202 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $51,422,436 and $71,135,191, respectively.

37

NOTE 6
SENIOR LOAN COMMITMENTS

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7
UNFUNDED LOAN COMMITMENTS

As of June 30, 2008, the fund had unfunded loan commitments of $493,476, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded Commitments

Bausch & Lomb, Inc.	$87,776
Community Health Systems Inc.	52,959
Fenwal Controls of Japan, Ltd.	249,105
Golden Nugget, Inc.	103,636

Total	$ 493,476

NOTE 8
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

NOTE 9
NEW ACCOUNTING PRONOUNCEMENT

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133 (“SFAS 133”), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

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39

Putnam Variable Trust

FUND INFORMATION

Investment Manager
Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager
Putnam Investments Limited
57-59 St James's Street
London, England SW1A 1LD

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
State Street Bank and Trust Company

Legal Counsel
Ropes & Gray LLP

Trustees
John A. Hill, *Chairman*
Jameson Adkins Baxter, *Vice Chairman*
Charles B. Curtis
Robert J. Darretta
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
Kenneth R. Leibler
Robert E. Patterson
George Putnam, III
Richard B. Worley

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

252145 8/08

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2008

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2008